Transactions and balances with related parties	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Transactions and balances with related parties
30 Transactions and balances with related parties
Transactions with Key management
Key management includes the senior executives. The compensation paid or payable to key management for employee services is shown below:

	For the three months ended June 30		For the six months ended June 30
In thousands of USD	2025	2026	2025	2026
Short-term employee benefits	965	635	1,835	1,319
Other benefits	29	18	42	54
Share-based compensation	306	662	633	1,027
Total	1,300	1,315	2,510	2,400